Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

21. SHARE-BASED COMPENSATION

Compensation expense recognized for share-based awards was as follow:

	Years ended December 31,
Share-based compensation expenses	2023	2024	2025
—Share options(i)	83,863,299	19,143,702	13,017,728
—Restricted Shares(ii)	-	-	13,428,963
—Warrant (iii)	-	-	191,886,240
Total	83,863,299	19,143,702	218,332,931

(i) Share Options

The Company’s shareholders and Board of Directors approved of employee option plans from 2014 to 2024 in order to provide incentives and rewards to the Company’s employees, directors, consultants and senior management (the “Option Plans”). As of December 31, 2024, the Company authorized 208,000 (shares as adjusted for 1:25 reverse split) share options under the Option Plan. Share options awarded under the Option Plan are typically vested based on the service conditions up to four years agreed with each of the participants in their grant letters, with exercise prices ranging from nominal consideration to US$226.5 (as adjusted for 1:25 reverse split). In addition, the share options can only be exercised and converted into shares upon the completion of Company’s qualified IPO and exercise event which is a public offering or other form of listing (“Exercise Event”), whichever is earlier, except for the modifications made in 2023 for two senior management members and 583 (shares as adjusted for 1:25 reverse split) share options granted to one senior management member in 2023. Each share option has a contractual life of 10 years.

In connection with the acquisition of the 51% equity interest of Lishang in May 2022, the Company may be required to grant share options to Ms. Chen Di and two other her nominee shareholders (“the Lishang Seller”) at the end of each performance period, adjusted based on the achievement of Lishang’s revenue, gross profit and net profit for each of the four performance periods during May 1, 2022 to December 31, 2024, over the target performance. If the IPO does not occur by January 1, 2024, the Company is obliged to pay RMB3.5 million cash corresponding to 1,239 (shares as adjusted for 1:25 reverse split) share options out of the total base number of 1,757 (shares as adjusted for 1:25 reverse split) share options to be issued for the third performance period. If the IPO does not occur by January 1, 2025, the Company is obligated to deliver a fixed amount of RMB12.4 million cash in addition to the previous payment of RMB3.5 million, with all previously issued share options, if any, cancelled. In August 2023, the Company issued 679 (shares as adjusted for 1:25 reverse split) share options to the Lishang Seller, based on the actual performances of Lishang for the first two performance periods up to December 31, 2022. As the Lishang Seller is required to continuously provide services to Lishang for no less than three years after the acquisition, and as the Company is obligated to deliver cash unless an IPO takes place, these share-based arrangements are accounted for as liability-classified award and were amortized over the service period of the Lishang Seller based on the cash amount to be paid the IPO does not occur. The compensation cost recognized in connection with this liability-classified award for the years ended December 31, 2023 and 2024 amounted to RMB10,405,554 respectively and was recognized as non-current liabilities.

As the IPO occurred in November 2023, the Company is not required to pay RMB3.5 million or RMB12.4 million any more. All share options will be settled in shares based on the actual performance during the performance periods. As of December 31, 2024, the Company has issued 10,862 (shares as adjusted for 1:25 reverse split) share options to the Lishang Seller.

In June 2025, The Company’s shareholders and Board of Directors approved the amendments to 2023 Employee Share Option Plan to provide for an increase in the total amount of the Company’s class A ordinary shares, par value $0.4 (the “Class A Ordinary Shares”) that can be awarded under the 2023 ESOP from 208,000 Class A Ordinary Shares to 1,208,000 Class A Ordinary Shares (the “2025 Option Plan”). Under the 2025 Option Plan, the Company granted 617,072 share options to its employees, directors, and other consultants in 2025. Share options awarded under the 2025 Option Plan are typically vested based on the service conditions up to four years agreed with each of the participants in their grant letters, with exercise prices ranging from nominal consideration to US$11.82. Each share option has a contractual life of 10 years.

A summary of the share options for the years ended December 31, 2024 and 2025 is presented below:

	Number of shares*	Weighted average exercise price	Weighted average grant- date/modification date fair value	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at January 1, 2024	73,029	114.0000	213.0000	7.61	15,564,202
Cancelled	(6,792)	292.0000	142.0000

Outstanding at December 31, 2024	66,237	95.7477	220.2804	7.02	14,590,713

Granted	617,072	5.0675	2.8223	9.19	1,741,572
Forfeited	(3,819)	39.9975	15.8339
Outstanding at December 31, 2025	679,490	13.7107	23.9471	8.94	16,271,816
Vested and expected to vest as of December 31, 2025	679,490	13.7107	23.9471	8.94	16,271,816
Exercisable as of December 31, 2025	424,298	10.2627	31.8858	8.83	13,529,114

*	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. Expected term is the contract life of the option.

In 2022, the Company modified the share options for senior management members. Upon the modifications, service condition which originally ended on July 29, 2022 for 2,411 (shares as adjusted for 1:25 reverse split) share options was removed. In addition, another 14,465 (shares as adjusted for 1:25 reverse split) share options became fully vested as the performance condition of occurrence of a qualified IPO was removed. In June 2022 these two persons exercised their fully vested 14,465 (shares as adjusted for 1:25 reverse split) share options. In connection with those share options that the performance condition was removed, the Company recognized compensation cost of RMB33,485,823 (US$5,141,560) on the dates based on the modification fair values of these awards.

The Company did not grant any options in 2024 and the fair values of the options granted in 2025 are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

For the Years Ended December 31,
	2024	2025
Risk-free rate of return	-	4.06%-4.43%
Volatility	-	48%-49%
Expected dividend yield	-	-
Exercise multiple	-	2.2-2.8
Fair value of underlying ordinary share	-	US$1.85-US$13.00
Expected terms	-	10 years

(ii) Restricted shares

In June 2025, under the 2025 Option Plan, the Company granted and 814,439 Restricted shares to its employees, directors, and other consultants in 2025. Restricted shares awarded under the 2025 Option Plan are typically vested based on the service conditions up to four years agreed with each of the participants in their grant letters. Each share option has a contractual life of 10 years.

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

A summary of the Restricted Shares activity for the years ended December 31, 2024 and 2025 is presented below:

Number of Restricted Shares
Outstanding as of January 1, 2024	-
Granted	-
Forfeited	-
Vested	-
Outstanding as of December 31, 2024	-
Granted	814,439
Forfeited	-
Vested	-
Outstanding as of December 31, 2025	814,439

(iii) 2025 Warrant Program

In June 2025, the Company held its annual general meeting where its shareholders approved the adoption of the 2025 Warrant Program to incentivize and retain key personnel by aligning their interests with those of shareholders. The 2025 Warrant Program authorizes the Board of Directors to issue Warrants to purchase Class A Ordinary Shares to eligible participants, including executive management, directors, and selected employees, at the Board’s discretion, in accordance with applicable laws and the Company’s governing documents.

Warrants vest after 90 days and lapse after ten years, however the board may specify an alternate vesting period. Unvested Warrants lapse for Non-Retained Leavers (e.g., those dismissed for misconduct or during probation) or upon death, while Retained Leavers retain a pro-rata share based on service time, ensuring fairness and discouraging poor performance or misconduct.

For 2025, the Program targets issuing Warrants for up to 1,000,000 Class A Ordinary Shares to executive management and 200,000 to directors. Our Chief Executive Officer may receive performance-based Warrants: 800,000 if the Company’s market capitalization exceeds $50 million at the end of Q2 2025, 900,000 if it exceeds $100 million at the end of Q3 2025, and 1,200,000 if it exceeds $250 million at the end of Q4 2025, with a maximum of 5,000,000 Warrants for the CEO in 2025. After 2025, a dynamic pool of Warrants equivalent to 25% of issued and outstanding Class A Ordinary Shares (non-diluted) will be available for allocation. In December 2025, the Board, at a special meeting, approved an adjustment to increase the number of warrants issuable to the CEO to 2,800,000 shares.

As of December 31, 2025, the Board has approved to grant 4,500,000 warrants to our Chief Executive Officer, 1,000,000 warrants to executive management and 199,998 warrants to Independent Director.

The Company did not grant any warrants in 2024 and the fair values of the warrants granted in 2025 are estimated on the dates of grant using the black scholes pricing model with the following assumptions used:

For the Years Ended December 31,
	2024	2025
Risk-free rate of return	-	4.2%-4.4%
Volatility	-	47%-58%
Expected dividend yield	-	-
Black Scholes value	-	1.95-10.91
Fair value of underlying ordinary share	-	US$2.05-US$11.01
Expected terms	-	10 years